Property and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining balance
Furniture, fixtures and other equipment	5% to 20% declining balance
Computer equipment	30% declining balance
Post-production equipment	30% declining balance
Computer software	2 years straight-line
Website design	2 years straight-line
Leasehold improvements	Straight-line over the term of lease

	Land	Building	Furniture, fixtures and equipment	Computer equipment	Post-production equipment	Computer software	Leasehold improvements	Total
	$	$	$	$	$	$	$	$

For the year ended June 30, 2017

Opening net book value	4,276	1,792	1,354	2,811	2,917	1,040	3,493	17,683
IED Acquisition	—	—	—	104	—	—	—	104
Additions	—	—	1,071	1,087	8,223	344	8,872	19,597
Disposals, net	—	—	—	(170)	—	—	—	(170)
Transfers, net	—	158	—	—	—	—	(158)	—
Amortization	—	(12)	(314)	(1,475)	(2,852)	(488)	(1,045)	(6,186)
Foreign exchange differences	—	—	—	(32)	—	—	—	(32)

Net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996

At June 30, 2017

Cost	4,276	2,070	6,281	12,536	13,966	4,896	14,372	58,397
Accumulated amortization	—	(132)	(4,178)	(10,419)	(5,678)	(4,056)	(3,226)	(27,689)
Foreign exchange differences	—	—	8	208	—	56	16	288

Net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996

For the year ended June 30, 2018

Opening net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996
Additions	—	73	349	852	6,055	331	616	8,276
Disposals, net	—	—	—	—	—	—	(104)	(104)
Amortization	—	(78)	(738)	(1,147)	(4,907)	(429)	(1,529)	(8,828)
Foreign exchange differences	—	—	1	84	—	9	2	96

	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

At June 30, 2018

Cost	4,276	2,143	6,630	13,388	20,021	5,227	14,884	66,569
Accumulated amortization	—	(210)	(4,916)	(11,566)	(10,585)	(4,485)	(4,755)	(36,517)
Foreign exchange differences	—	—	9	292	—	65	18	384

Net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436